Liability in respect of government grants - Narratives (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Liability in respect of government grants
Aggregate amount of grants received	$ 3,843
Percentage of royalties	3.00%
Percentage of discount rate	19.00%